Other financial liabilities	12 Months Ended
Dec. 31, 2018
Statements [Line Items]
Other financial liabilities [Text Block]
15.	Other financial liabilities

	Dec. 31, 2018	Dec. 31, 2017	Jan. 1, 2017
Current
Derivative liabilities	$2,634	$16,140	$10,682
Warrants at fair value through profit or loss	—	6,961	—
Contingent consideration - gold price option	—	732	—
Other financial liabilities at amortized cost	2,590	2,630	2,813
Embedded derivatives (note 27c)	7,201	297	—
	12,425	26,760	13,495

Non-current
Contingent consideration - gold price option	—	—	570
Warrants at fair value through profit or loss	—	—	7,588
Other financial liabilities at amortized cost	18,771	19,938	20,185
Embedded derivatives (note 27c)	—	863	—
	18,771	20,801	28,343
	$31,196	$47,561	$41,838

Other financial liabilities at amortized cost relate to agreements with communities near the Constancia operation which allow Hudbay to extract minerals over the useful life of the Constancia operation, carry out exploration and evaluation activities in the area and provide Hudbay with community support to operate in the region.

The derivative liabilities include derivative and hedging transactions as well as warrants issued as consideration for the acquisition of Augusta Resource Corporation. Derivative liabilities are carried at their fair value with changes in fair value recorded to the consolidated income statements. The fair value adjustments for hedging type derivatives are recorded in revenue. Fair value adjustments for contract derivatives, warrants and the gold option derivatives are recorded in other finance (gain) loss. The fair value of derivative and hedging transactions are determined based on internal valuation models and the fair value of warrants issued are determined based on the quoted market prices for the listed warrants. A total of 22,391,490 warrants were issued which entitled the holders to acquire a common share of the Company at a price of C$15.00 per share on, but not prior to, July 20, 2018. As at December 31, 2018, all warrants had either been exercised or expired.

The purchase price of the acquisition of New Britannia Mine and Mill contained an option (European) that pays the seller $5,000 if the price of gold was equal to or above $1,400/oz on May 4, 2018. The option represented a financial liability and was recorded at fair value at the acquisition date of New Britannia and was remeasured at each reporting date with the change in the fair value being recognized as unrealized gains or losses in finance income and expense. This option expired, unexercised, on May 4, 2018.